Putnam Investments
One Post Office Square
Boston, MA 02109
January 31, 2017

VIA EDGAR

Jaea Hahn, Esquire
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

RE:	Putnam Variable Trust (Investment Company Act File No. 811-05346) (the “Trust”)—Registration
Statement on Form N-14

Dear Ms. Hahn:

Enclosed for filing on behalf of Putnam VT Equity Income Fund (the “Fund”), a series of the Trust, is a registration statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to the merger of Putnam VT Growth and Income Fund into the Fund.

No registration fee is being paid at the time of filing because the Fund has previously filed an election, under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares of the Fund.

The Registration Statement is proposed to become effective thirty days after filing, March 2, 2017, pursuant to Rule 488 under the Securities Act of 1933, as amended (the “Securities Act”).

I may be reached at 1-617-760-2577, to discuss this matter further. Thank you in advance for your assistance.

Very truly yours,

/s/ Venice Monagan
Venice Monagan

Enclosure

cc:	Bryan Chegwidden, Esquire, Ropes & Gray LLP
James Thomas, Esquire, Ropes & Gray LLP
Peter Fariel, Esquire, Putnam Investments